STOCK OPTIONS (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 08, 2022	Dec. 31, 2021	Jan. 28, 2021	Dec. 22, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 01, 2021	Oct. 19, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding shares, ending									854,177,778
Non qualified stock options, total	120,000,000		20,000,000
Stock option, exercise prices			$ 0.05
Vesting period, descriptions	These options vest 1/36th per month over thirty-six months	These options vest 84,000,000 shares in month 6 and 14,000,000 shares per month in each of the 30 months thereafter	These options vest 1/36th per month over thirty-six months						The options vest over a 36-month period with 84,000,000 options vesting at the end of month 6 and 14,000,000 options vesting in months 7 through the end of month 36. The options vest 100% upon a sale of the company
Stock option, amount	$ 545,462		$ 998,134	$ 3,726,549							$ 3,727,046	$ 3,726,549
Exercise price	$ 0.0081
Shares Granted, Value, Share-Based Payment Arrangement, before Forfeiture									$ 2,986,546	$ 1,699,964
Unrecognized stock-based compensation									$ 4,202,166
Common stock closing price									$ 0.008
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number					591,788,887		591,788,887		379,538,904
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period							684,000,000
Share-Based Payment Arrangement, Expense					$ 749,653	$ 752,124	$ 2,236,257	$ 2,241,136
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 2,006,577		$ 2,006,577
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsIntrinsicValuePriceShare-0]					$ 0.0011		$ 0.0011
Preferred Series B Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non qualified stock options, total		504,000,000
Stock option, exercise prices		$ 0.0074
Five Officers and Directors and Consultants [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, exercise prices				$ 0.0108
Five Officers and Directors and Consultants [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option, exercise prices				$ 0.017
Five Officers and Directors and Consultants [Member] | On October19, 2020 and December 22, 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non qualified stock options, total									210,000,000
Vesting period, descriptions									Of these non-qualified options, 5,000,000 vest 1/24th per month over twenty- four months and 205,000,000 vest 1/36th per month over thirty-six months
Officer Directors and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number					904,177,778		904,177,778